OPERATING LEASE (Details Textual) (USD $)	12 Months Ended
Dec. 31, 2013
Leases, Operating [Abstract]
Operating Leases, Rent Expense	$ 3,103
Operating Leases, Frequency of Periodic Payment	per month
Lease Expiration Period	June 2015